EBP Plan Assets (Details 4) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Defined Benefit Plan Disclosure [Line Items]
Maximum percentage of total stock portfolio invested in the common stock of any one corporation	5.00%
Maximum percentage of portfolio invested in fixed income securities of any one issuer with exception of bond index funds and U. S. government guaranteed and agency securities	5.00%
Fair value, plan assets, Level 1 to Level 2 transfers, amount	$ 0
Fair value, plan assets, Level 2 to Level 1 transfers, amount	$ 0
Maximum [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair Value, Investments, Entities that Calculate Net Asset Value Per Share, Investment Redemption, Notice Period	30 days
Minimum [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair Value, Investments, Entities that Calculate Net Asset Value Per Share, Investment Redemption, Notice Period	1 day
Fixed Income Securities
Defined Benefit Plan Disclosure [Line Items]
Weighted average duration of fixed income security portfolio	14 years	13 years
Pension Benefits [Member]
Fair values of plan assets
Total assets at fair value	$ 1,299	$ 1,132	$ 1,227
Pension Benefits [Member] | Equity Securities
Defined Benefit Plan Disclosure [Line Items]
Plan asset target allocation	25.00%
Pension Benefits [Member] | Fixed Income Securities
Defined Benefit Plan Disclosure [Line Items]
Plan asset target allocation	75.00%
Pension Benefits [Member] | Level 1 [Member]
Fair values of plan assets
Total assets at fair value	$ 119	219
Pension Benefits [Member] | Level 1 [Member] | Cash management fund
Fair values of plan assets
Total assets at fair value	11	10
Pension Benefits [Member] | Level 1 [Member] | Equity Securities
Fair values of plan assets
Total assets at fair value	41	52
Pension Benefits [Member] | Level 1 [Member] | Fixed income securities - U.S. Treasury securities
Fair values of plan assets
Total assets at fair value	62	157
Pension Benefits [Member] | Level 1 [Member] | Fixed income securities - Government and municipal bonds
Fair values of plan assets
Total assets at fair value	0	0
Pension Benefits [Member] | Level 1 [Member] | Fixed income securities - Mortgage and asset-backed securities
Fair values of plan assets
Total assets at fair value	0	0
Pension Benefits [Member] | Level 1 [Member] | Fixed income securities - Corporate bonds
Fair values of plan assets
Total assets at fair value	0	0
Pension Benefits [Member] | Level 1 [Member] | Other
Fair values of plan assets
Total assets at fair value	5
Pension Benefits [Member] | Level 1 [Member] | Insurance company investment contracts and other
Fair values of plan assets
Total assets at fair value		0
Pension Benefits [Member] | Level 2 [Member]
Fair values of plan assets
Total assets at fair value	432	285
Pension Benefits [Member] | Level 2 [Member] | Cash management fund
Fair values of plan assets
Total assets at fair value	0	0
Pension Benefits [Member] | Level 2 [Member] | Equity Securities
Fair values of plan assets
Total assets at fair value	22	0
Pension Benefits [Member] | Level 2 [Member] | Fixed income securities - U.S. Treasury securities
Fair values of plan assets
Total assets at fair value	0	0
Pension Benefits [Member] | Level 2 [Member] | Fixed income securities - Government and municipal bonds
Fair values of plan assets
Total assets at fair value	35	21
Pension Benefits [Member] | Level 2 [Member] | Fixed income securities - Mortgage and asset-backed securities
Fair values of plan assets
Total assets at fair value	11	48
Pension Benefits [Member] | Level 2 [Member] | Fixed income securities - Corporate bonds
Fair values of plan assets
Total assets at fair value	360	210
Pension Benefits [Member] | Level 2 [Member] | Other
Fair values of plan assets
Total assets at fair value	4
Pension Benefits [Member] | Level 2 [Member] | Insurance company investment contracts and other
Fair values of plan assets
Total assets at fair value		6
Pension Benefits [Member] | Level 3 [Member]
Fair values of plan assets
Total assets at fair value	0	0
Pension Benefits [Member] | Level 3 [Member] | Cash management fund
Fair values of plan assets
Total assets at fair value	0	0
Pension Benefits [Member] | Level 3 [Member] | Equity Securities
Fair values of plan assets
Total assets at fair value	0	0
Pension Benefits [Member] | Level 3 [Member] | Fixed income securities - U.S. Treasury securities
Fair values of plan assets
Total assets at fair value	0	0
Pension Benefits [Member] | Level 3 [Member] | Fixed income securities - Government and municipal bonds
Fair values of plan assets
Total assets at fair value	0	0
Pension Benefits [Member] | Level 3 [Member] | Fixed income securities - Mortgage and asset-backed securities
Fair values of plan assets
Total assets at fair value	0	0
Pension Benefits [Member] | Level 3 [Member] | Fixed income securities - Corporate bonds
Fair values of plan assets
Total assets at fair value	0	0
Pension Benefits [Member] | Level 3 [Member] | Other
Fair values of plan assets
Total assets at fair value	0
Pension Benefits [Member] | Level 3 [Member] | Insurance company investment contracts and other
Fair values of plan assets
Total assets at fair value		0
Pension Benefits [Member] | Fair Value, Inputs, Level 1, 2 and 3 [Member]
Fair values of plan assets
Total assets at fair value	551	504
Pension Benefits [Member] | Fair Value, Inputs, Level 1, 2 and 3 [Member] | Cash management fund
Fair values of plan assets
Total assets at fair value	11	10
Pension Benefits [Member] | Fair Value, Inputs, Level 1, 2 and 3 [Member] | Equity Securities
Fair values of plan assets
Total assets at fair value	63	52
Pension Benefits [Member] | Fair Value, Inputs, Level 1, 2 and 3 [Member] | Fixed income securities - U.S. Treasury securities
Fair values of plan assets
Total assets at fair value	62	157
Pension Benefits [Member] | Fair Value, Inputs, Level 1, 2 and 3 [Member] | Fixed income securities - Government and municipal bonds
Fair values of plan assets
Total assets at fair value	35	21
Pension Benefits [Member] | Fair Value, Inputs, Level 1, 2 and 3 [Member] | Fixed income securities - Mortgage and asset-backed securities
Fair values of plan assets
Total assets at fair value	11	48
Pension Benefits [Member] | Fair Value, Inputs, Level 1, 2 and 3 [Member] | Fixed income securities - Corporate bonds
Fair values of plan assets
Total assets at fair value	360	210
Pension Benefits [Member] | Fair Value, Inputs, Level 1, 2 and 3 [Member] | Other
Fair values of plan assets
Total assets at fair value	9
Pension Benefits [Member] | Fair Value, Inputs, Level 1, 2 and 3 [Member] | Insurance company investment contracts and other
Fair values of plan assets
Total assets at fair value		6
Pension Benefits [Member] | Fair Value Measured at Net Asset Value Per Share [Member] | Commingled investment funds - equities - U.S. large cap
Fair values of plan assets
Total assets at fair value	133	123
Pension Benefits [Member] | Fair Value Measured at Net Asset Value Per Share [Member] | Commingled investment funds - Global large and mid cap
Fair values of plan assets
Total assets at fair value	100
Pension Benefits [Member] | Fair Value Measured at Net Asset Value Per Share [Member] | Commingled investment funds - equities - International small cap
Fair values of plan assets
Total assets at fair value		8
Pension Benefits [Member] | Fair Value Measured at Net Asset Value Per Share [Member] | Commingled investment funds - equities - International emerging markets
Fair values of plan assets
Total assets at fair value	26	19
Pension Benefits [Member] | Fair Value Measured at Net Asset Value Per Share [Member] | Commingled investment funds - equities - International developed markets
Fair values of plan assets
Total assets at fair value		51
Pension Benefits [Member] | Fair Value Measured at Net Asset Value Per Share [Member] | Commingled investment funds - fixed income - U.S. long and intermediate duration
Fair values of plan assets
Total assets at fair value	380	335
Pension Benefits [Member] | Fair Value Measured at Net Asset Value Per Share [Member] | Commingled investment funds - fixed income - Corporate bonds
Fair values of plan assets
Total assets at fair value	$ 109	92
Other Postretirement Benefits [Member]
Defined Benefit Plan Disclosure [Line Items]
Proportion of assets subjected to income tax	37.00%
Fair values of plan assets
Total assets at fair value	$ 247	214	$ 227
Other Postretirement Benefits [Member] | Level 1 [Member]
Fair values of plan assets
Total assets at fair value	100	102
Other Postretirement Benefits [Member] | Level 1 [Member] | Cash management fund
Fair values of plan assets
Total assets at fair value	11	11
Other Postretirement Benefits [Member] | Level 1 [Member] | Equity Securities
Fair values of plan assets
Total assets at fair value	35	29
Other Postretirement Benefits [Member] | Level 1 [Member] | Fixed income securities - U.S. Treasury securities
Fair values of plan assets
Total assets at fair value	8	19
Other Postretirement Benefits [Member] | Level 1 [Member] | Fixed income securities - Government and municipal bonds
Fair values of plan assets
Total assets at fair value	0	0
Other Postretirement Benefits [Member] | Level 1 [Member] | Fixed income securities - Mortgage and asset-backed securities
Fair values of plan assets
Total assets at fair value	0	0
Other Postretirement Benefits [Member] | Level 1 [Member] | Fixed income securities - Corporate bonds
Fair values of plan assets
Total assets at fair value	0	0
Other Postretirement Benefits [Member] | Level 1 [Member] | Mutual fund - Municipal bonds
Fair values of plan assets
Total assets at fair value	46	43
Other Postretirement Benefits [Member] | Level 2 [Member]
Fair values of plan assets
Total assets at fair value	57	38
Other Postretirement Benefits [Member] | Level 2 [Member] | Cash management fund
Fair values of plan assets
Total assets at fair value	0	0
Other Postretirement Benefits [Member] | Level 2 [Member] | Equity Securities
Fair values of plan assets
Total assets at fair value	9	5
Other Postretirement Benefits [Member] | Level 2 [Member] | Fixed income securities - U.S. Treasury securities
Fair values of plan assets
Total assets at fair value	0	0
Other Postretirement Benefits [Member] | Level 2 [Member] | Fixed income securities - Government and municipal bonds
Fair values of plan assets
Total assets at fair value	4	2
Other Postretirement Benefits [Member] | Level 2 [Member] | Fixed income securities - Mortgage and asset-backed securities
Fair values of plan assets
Total assets at fair value	1	6
Other Postretirement Benefits [Member] | Level 2 [Member] | Fixed income securities - Corporate bonds
Fair values of plan assets
Total assets at fair value	43	25
Other Postretirement Benefits [Member] | Level 2 [Member] | Mutual fund - Municipal bonds
Fair values of plan assets
Total assets at fair value	0	0
Other Postretirement Benefits [Member] | Level 3 [Member]
Fair values of plan assets
Total assets at fair value	0	0
Other Postretirement Benefits [Member] | Level 3 [Member] | Cash management fund
Fair values of plan assets
Total assets at fair value	0	0
Other Postretirement Benefits [Member] | Level 3 [Member] | Equity Securities
Fair values of plan assets
Total assets at fair value	0	0
Other Postretirement Benefits [Member] | Level 3 [Member] | Fixed income securities - U.S. Treasury securities
Fair values of plan assets
Total assets at fair value	0	0
Other Postretirement Benefits [Member] | Level 3 [Member] | Fixed income securities - Government and municipal bonds
Fair values of plan assets
Total assets at fair value	0	0
Other Postretirement Benefits [Member] | Level 3 [Member] | Fixed income securities - Mortgage and asset-backed securities
Fair values of plan assets
Total assets at fair value	0	0
Other Postretirement Benefits [Member] | Level 3 [Member] | Fixed income securities - Corporate bonds
Fair values of plan assets
Total assets at fair value	0	0
Other Postretirement Benefits [Member] | Level 3 [Member] | Mutual fund - Municipal bonds
Fair values of plan assets
Total assets at fair value	0	0
Other Postretirement Benefits [Member] | Fair Value, Inputs, Level 1, 2 and 3 [Member]
Fair values of plan assets
Total assets at fair value	157	140
Other Postretirement Benefits [Member] | Fair Value, Inputs, Level 1, 2 and 3 [Member] | Cash management fund
Fair values of plan assets
Total assets at fair value	11	11
Other Postretirement Benefits [Member] | Fair Value, Inputs, Level 1, 2 and 3 [Member] | Equity Securities
Fair values of plan assets
Total assets at fair value	44	34
Other Postretirement Benefits [Member] | Fair Value, Inputs, Level 1, 2 and 3 [Member] | Fixed income securities - U.S. Treasury securities
Fair values of plan assets
Total assets at fair value	8	19
Other Postretirement Benefits [Member] | Fair Value, Inputs, Level 1, 2 and 3 [Member] | Fixed income securities - Government and municipal bonds
Fair values of plan assets
Total assets at fair value	4	2
Other Postretirement Benefits [Member] | Fair Value, Inputs, Level 1, 2 and 3 [Member] | Fixed income securities - Mortgage and asset-backed securities
Fair values of plan assets
Total assets at fair value	1	6
Other Postretirement Benefits [Member] | Fair Value, Inputs, Level 1, 2 and 3 [Member] | Fixed income securities - Corporate bonds
Fair values of plan assets
Total assets at fair value	43	25
Other Postretirement Benefits [Member] | Fair Value, Inputs, Level 1, 2 and 3 [Member] | Mutual fund - Municipal bonds
Fair values of plan assets
Total assets at fair value	46	43
Other Postretirement Benefits [Member] | Fair Value Measured at Net Asset Value Per Share [Member] | Commingled investment funds - equities - U.S. large cap
Fair values of plan assets
Total assets at fair value	16	14
Other Postretirement Benefits [Member] | Fair Value Measured at Net Asset Value Per Share [Member] | Commingled investment funds - Global large and mid cap
Fair values of plan assets
Total assets at fair value	12
Other Postretirement Benefits [Member] | Fair Value Measured at Net Asset Value Per Share [Member] | Commingled investment funds - equities - International small cap
Fair values of plan assets
Total assets at fair value		1
Other Postretirement Benefits [Member] | Fair Value Measured at Net Asset Value Per Share [Member] | Commingled investment funds - equities - International emerging markets
Fair values of plan assets
Total assets at fair value	3	2
Other Postretirement Benefits [Member] | Fair Value Measured at Net Asset Value Per Share [Member] | Commingled investment funds - equities - International developed markets
Fair values of plan assets
Total assets at fair value		6
Other Postretirement Benefits [Member] | Fair Value Measured at Net Asset Value Per Share [Member] | Commingled investment funds - fixed income - U.S. long and intermediate duration
Fair values of plan assets
Total assets at fair value	46	40
Other Postretirement Benefits [Member] | Fair Value Measured at Net Asset Value Per Share [Member] | Commingled investment funds - fixed income - Corporate bonds
Fair values of plan assets
Total assets at fair value	$ 13	$ 11